Assumption for Weighted Average Fair Value of Stock Options (Detail)	12 Months Ended
Jan. 01, 2011
Summary of assumptions used to estimate weighted average fair values of the stock options granted
Estimated life in years	6 years 2 months 12 days
Expected volatility	37.60%
Expected dividends
Risk-free rate	1.60%